John Hancock
Regional
Bank
Fund

SEMI
ANNUAL
REPORT

4.30.02

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www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by
investing primar-
ily in stocks of
regional banks
and lending
companies.

Over the last six months

* Bank stocks continued to outperform the broad stock market as interest rates declined.

* Concerns about the strength of the economic rebound, accounting problems, financial disclosure and corporate bankruptcies kept the market volatile.

* The Fund's focus on the best-performing regional banks enabled it to produce strong absolute and relative returns.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 20.37% total return for Class A. The second bar represents the 19.98% total return for Class B. The third bar represents the 19.98% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.1%   Wells Fargo
 3.1%   Fifth Third Bancorp
 3.0%   Charter One Financial
 2.9%   BB&T Corp.
 2.8%   North Fork Bancorp.
 2.6%   First Tennessee National
 2.5%   Washington Mutual
 2.5%   Wachovia
 2.3%   Mellon Financial
 2.3%   Compass Bancshares

As a percentage of net assets on April 30, 2002.



BY JAMES K. SCHMIDT, CFA, THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

MANAGERS'
REPORT

Financial stocks continued to outperform the broad market over the last six months, with bank stocks producing the most outstanding results. They were bolstered by falling interest rates, better-than-expected news about problem loan levels, solid earnings growth and relief that the recession appeared to be ending, rather than deepening. Small and midsize regional banks continued to provide the best results, since they tend to be the most sensitive to interest-rate moves and have the least exposure to large, problem loans.

"Financial stocks contin-
 ued to outperform the
 broad market over the
 last six months..."

The period was marked by volatility for stocks, however. After a strong stock market rally in the last quarter of 2001, investors were hit early in 2002 with accounting problems and high-profile corporate bankruptcies. Despite growing signs of recovery, investors also remained skeptical about the economy's health and prospects for improving corporate profits. In this environment, the broader Standard & Poor's 500 Index advanced only modestly, returning 2.31%.

FUND PERFORMANCE

With its emphasis on regional banks, John Hancock Regional Bank Fund enjoyed stellar absolute and relative returns in the period. For the six months ended April 30, 2002, the Fund's Class A, Class B and Class C shares posted total returns of 20.37%, 19.98% and 19.98%, respectively, at net asset value. That compared with the 13.97% return of the average financial services fund, according to Lipper, Inc.1

This strong performance continues a trend that began early in 2000, when bank stocks started to recover after being ignored by investors during the technology frenzy of 1998 and 1999. We are pleased to report that since the low on March 8, 2000, the Fund's Class A, Class B and Class C shares are up 74.86%, 72.31% and 72.31%, respectively, at net asset value, through April 30, 2002. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Jim Schmidt, Tom Finucane and Tom Goggins flush right next to first paragraph.]

FOCUS ON BANKS BOOSTS RETURNS

The best-performing small and midsize regional banks were also some of the Fund's best contributors, including Charter One, Compass Bancshares and North Fork. Banks at both ends of the quality spectrum served us well, from high-quality names like Fifth Third and Wells Fargo, to the "big uglies" -- large banks like Wachovia and U.S. Bancorp whose earnings have lagged in recent years due to credit problems and bad acquisitions. The most modest bank results were generated by the money-center banks like J.P. Morgan Chase and Citigroup, the latter of which we didn't own, and the market-sensitive banks such as Northern Trust.

"The best-performing small
 and midsize regional
 banks were also some
 of the Fund's best
 contributors..."

BANK EARNINGS HOLDING UP

Banks reported good earnings in the first quarter of 2002. The median year-over-year gain in earnings for our stocks was 15%. By contrast, operating earnings for the overall market, as measured by the S&P 500, were down at least 5%. The excellent earnings turned in by the banks can be attributed to surprising growth in core deposits. As retail customers have become increasingly reluctant to allocate funds to the stock market or mutual funds, they have developed a new willingness to accept the safe but paltry returns offered by bank savings products. Another favorable development was the lack of significant increases in problem loans in our banks. The ratio of non-performing assets to total assets in the banking industry remains under 1%, which is less than one-third of its peak value in the last recession ten years ago. We think that the banks we own will turn in earnings gains in the range of 8% to 10% for the year.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is U.S. banks 56%, the second is Superregional banks 19%, the third Thrifts 11%, the fourth Insurance 7%, and the fifth Finance 2%.]

NON-BANK FINANCIALS LAG

The Fund's non-bank financial holdings, which represent 10% of net assets, fared less well than the banks, and produced several of our biggest disappointments. Government-sponsored mortgage companies Fannie Mae and Freddie Mac stumbled on fears that rising interest rates would curtail demand for mortgages. They, along with insurer American International Group, were also tainted by concerns about their use of derivatives to hedge risk and about their financial statements' complexity and levels of disclosure -- red flags in the wake of the Enron collapse.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into two sections (from top to left): Common stocks 97%, and Short-term investments 3%.]

A LOOK AHEAD

The mini-recession that began in the third quarter of last year has ended. While the economy is now expanding again, conversations with numerous bank managements convince us that the pace of growth is very slow. We are not witnessing the robust demand for commercial loans that would characterize a more typical recovery. For this reason, we do not think that there is any need for the Federal Reserve to increase interest rates in the next few months. However, we think that it is very likely that short-term rates will start increasing before the end of the year. With this in mind, we have reduced some of our holdings in companies whose near-term growth outlook would be adversely affected by higher interest rates. These are principally savings and loans and mortgage intermediaries. Conversely, we think the outlook is brightening for some banks that have operated under a cloud of potential credit problems that do not appear to be materializing. We also like the prospects of some of the asset-sensitive banks that concentrate on prime-rate based commercial loans.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Cullen/Frost followed by an up arrow with the phrase "Texas regional rebounds quickly from loan problems." The second listing is Charter One followed by an up arrow with the phrase "Midwest thrift transforms into a bank and commands higher multiple." The third listing is FleetBoston Financial followed by a down arrow with the phrase "Beset by both domestic and international traumas, company retrenches."]

"Banks still trade at much
 lower price-earnings multi-
 ples than the market..."

We are pleased at the advance in share price of most of our holdings during the last two years and we think there are reasons to believe that it can continue. Banks still trade at much lower price-earnings multiples than the market and their earnings growth should again exceed that of the market in 2002. We also feel that bank stocks will benefit from further consolidation over the next several years, continuing a trend that has been in place since the Fund was started in 1985.


This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard & Poor's
Financial Index,
Index 2, a capitaliza-
tion-weighted index
designed to measure
the financial sector of
the S&P 500.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index 1
Inception date                 1-3-92      10-4-85       3-1-99          --

Average annual returns with maximum sales charge (POP)
One year                         9.93%        9.94%       12.80%     -12.62%
Five years                       9.68%        9.79%          --        7.56%
Ten years                       17.59%       17.40%          --       12.22%
Since inception                    --           --         4.63%         --

Cumulative total returns with maximum sales charge (POP)
Six months                      14.35%       14.98%       17.80%       2.31%
One year                         9.93%        9.94%       12.80%     -12.62%
Five years                      58.75%       59.52%          --       43.93%
Ten years                      405.57%      397.44%          --      216.68%
Since inception                    --           --        15.41%         --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $53,355 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $53,220 as of April 30, 2002. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $50,557 as of April 30, 2002. The fourth line represents Index 1 and is equal to $31,668 as of April 30, 2002.

                                    Class B 1    Class C 1
Period beginning                    4-30-92       3-1-99
Without sales charge                $49,744      $11,657
With maximum sales charge                --      $11,541
Index 1                             $31,668       $9,047
Index 2                             $53,355      $11,595

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES       ISSUER                                                        VALUE
COMMON STOCK 97.35%                                               $2,941,366,180
(Cost $1,229,599,645)

Banks -- Foreign 0.74%                                               $22,498,436
  643,180    Royal Bank of Canada (ON)                                22,498,436

Banks -- United States 56.39%                                      1,703,709,276
2,266,910    AmSouth Bancorp. (AL)                                    51,481,526
  271,454    BancFirst Corp. (OK)                                     11,672,522
2,307,173    Banknorth Group, Inc. (ME)                               60,886,295
2,279,432    BB&T Corp. (NC)                                          86,800,771
  198,900    Bryn Mawr Bank Corp. (PA)                                 6,911,775
1,174,986    Chittenden Corp. (VT)                                    38,833,287
  530,800    City National Corp. (CA)                                 29,326,700
  805,100    Colonial BancGroup, Inc. (AL)                            12,881,600
  584,197    Comerica, Inc. (MI)                                      36,716,781
1,285,035    Commerce Bancshares, Inc. (MO)                           57,017,003
  189,052    Commercial Bankshares, Inc. (FL)                          5,491,961
  736,950    Community First Bankshares, Inc. (ND)                    20,251,386
1,920,125    Compass Bancshares, Inc. (AL)                            68,682,871
1,374,850    Cullen/Frost Bankers, Inc. (TX)                          51,886,839
1,347,302    Fifth Third Bancorp (OH)                                 92,411,444
   32,094    First Citizens BancShares, Inc. (Class A) (NC)            3,504,665
  388,743    First Republic Bank* (CA)                                12,867,393
2,027,300    First Tennessee National Corp. (TN)                      78,375,418
  263,273    F.N.B. Corp. (PA)                                         7,964,008
  789,698    Fulton Financial Corp. (PA)                              19,489,747
  295,700    Hancock Holding Co. (MS)                                 16,701,136
  439,800    Hibernia Corp. (Class A) (LA)                             8,774,010
  418,759    Hudson United Bancorp. (NJ)                              13,291,411
  745,000    Independent Bank Corp. (MA)                              18,587,750
  613,653    M&T Bank Corp. (NY)                                      52,393,693
  638,980    Marshall & Ilsley Corp. (WI)                             40,671,077
1,821,554    Mellon Financial Corp. (PA)                              68,781,879
  888,050    Mercantile Bankshares Corp. (MD)                         36,552,138
  220,900    Mississippi Valley Bancshares, Inc. (MO)                 10,278,477
2,371,201    National Commerce Financial Corp. (TN)                   66,369,916
2,209,227    North Fork Bancorp., Inc. (NY)                           85,320,347
  244,000    Northern Trust Corp. (IL)                                12,961,280
  224,389    Provident Bankshares Corp. (MD)                           5,847,577
  820,000    Regions Financial Corp. (AL)                             28,757,400
  169,800    Seacoast Banking Corp. (Class A) (FL)                     8,362,650
  241,863    Sky Financial Group, Inc. (OH)                            5,640,245
2,559,300    SouthTrust Corp. (AL)                                    68,282,124
  779,000    State Street Corp. (MA)                                  39,814,690
  434,145    Sterling Bancshares, Inc. (TX)                            5,939,104
  669,693    Susquehanna Bancshares, Inc. (PA)                        16,541,417
1,281,442    TCF Financial Corp. (MN)                                 66,699,056
  441,450    Texas Regional Bancshares, Inc. (Class A) (TX)           22,072,500
  332,575    TriCo Bancshares (CA)                                     7,645,899
  297,000    Trustmark Corp. (MS)                                      7,653,690
  664,800    UnionBanCal Corp. (CA)                                   32,176,320
  572,067    Union Planters Corp. (TN)                                28,666,277
2,883,987    U.S. Bancorp (MN)                                        68,350,492
  705,575    Westamerica Bancorp. (CA)                                31,221,694
  618,950    Whitney Holding Corp. (LA)                               22,591,675
  985,750    Zions Bancorp. (UT)                                      53,309,360


Finance 1.96%                                                         59,326,121
1,012,810   J.P. Morgan Chase & Co. (NY)                              35,549,631
  498,250   Morgan Stanley Dean Witter & Co. (NY)                     23,776,490


Insurance 6.67%                                                      201,536,807
  409,500   Allstate Corp. (The) (IL)                                 16,273,530
  733,787   American International Group, Inc. (NY)                   50,719,357
  229,000   Hartford Financial Services Group, Inc. (The) (CT)        15,869,700
  447,000   Lincoln National Corp. (PA)                               21,411,300
  100,000   Marsh & McLennan Cos., Inc. (NY)                          10,108,000
  375,000   MBIA, Inc. (NY)                                           20,223,750
  477,000   MetLife, Inc. (NY)                                        16,284,780
  246,500   Protective Life Corp. (AL)                                 7,853,490
  372,500   Prudential Financial, Inc.* (NJ)                          11,957,250
  645,000   Torchmark Corp. (AL)                                      26,374,050
  240,000   Travelers Property Casualty Corp.* (Class A) (CT)          4,461,600


Mortgage Banking 1.87%                                                56,259,565
  550,500   Fannie Mae (DC)                                           43,450,965
  196,000   Freddie Mac (VA)                                          12,808,600

Superregional Banks 18.72%                                           565,571,256
  441,382   Bank of America Corp. (NC)                                31,991,367
1,652,898   Bank of New York Co., Inc. (The) (NY)                     60,479,538
1,365,441   Bank One Corp. (OH)                                       55,805,574
1,598,220   FleetBoston Financial Corp. (MA)                          56,417,166
  783,934   KeyCorp (OH)                                              22,036,385
2,037,828   National City Corp. (OH)                                  63,580,234
  704,900   PNC Bank Corp. (PA)                                       38,875,235
1,005,515   SunTrust Banks, Inc. (GA)                                 68,354,910
1,953,288   Wachovia Corp. (NC)                                       74,303,076
1,832,410   Wells Fargo & Co. (CA)                                    93,727,771


Thrifts 11.00%                                                       332,464,719
1,140,000   Astoria Financial Corp. (NY)                              36,582,600
  266,700   BostonFed Bancorp., Inc. (MA)                              7,560,945
2,529,940   Charter One Financial, Inc. (OH)                          89,509,277
1,153,686   Golden State Bancorp., Inc.* (CA)                         38,060,101
  844,000   GreenPoint Financial Corp. (NY)                           41,735,800
  461,743   MAF Bancorp., Inc. (IL)                                   17,112,196
  965,146   Washington Federal, Inc. (WA)                             25,209,614
2,032,711   Washington Mutual, Inc. (WA)                              76,694,186


                                         INTEREST   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE       RATE       (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 2.66%                                         $80,521,000
(Cost $80,521,000)

Joint Repurchase Agreement 2.66%
Investment in a joint repurchase
agreement transaction with Barclays
Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury
Inflation Indexed Notes 3.875% due
01-15-09 and 3.500%
due 01-15-11)                              1.88%     $80,521           80,521,000

TOTAL INVESTMENTS 100.01%                                          $3,021,887,180

OTHER ASSETS AND LIABILITIES, NET (0.01%)                               ($402,559)

TOTAL NET ASSETS 100.00%                                           $3,021,484,621


* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value
Unaffiliated issuers (cost $1,295,615,140)                     $2,982,600,625
Affiliated issuers (cost $14,505,505)                              39,286,555
Cash                                                                      216
Receivable for shares sold                                          1,018,680
Dividends and interest receivable                                   4,081,287
Other assets                                                          248,996

Total assets                                                    3,027,236,359

LIABILITIES
Payable for shares repurchased                                      3,177,632
Payable to affiliates                                               2,243,201
Other payables and accrued expenses                                   330,905

Total liabilities                                                   5,751,738

NET ASSETS
Capital paid-in                                                 1,216,087,500
Undistributed net realized gain on investments                     92,982,008
Net unrealized appreciation of investments                      1,711,766,535
Undistributed net investment income                                   648,578

Net assets                                                     $3,021,484,621

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($944,685,395 [DIV] 22,188,814 shares)                         $42.57
Class B ($2,031,847,695 [DIV] 48,058,918 shares)                       $42.28
Class C ($44,951,531 [DIV] 1,063,276 shares)                           $42.28

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($42.57 [DIV] 95%)                                            $44.81
Class C ($42.28 [DIV] 99%)                                             $42.71

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (including $870,865 received from affiliated issuers
  and net of foreign withholding taxes of $44,790)                $33,438,224
Interest                                                            1,060,189

Total investment income                                            34,498,413

EXPENSES
Investment management fee                                          10,859,034
Class A distribution and service fee                                1,288,653
Class B distribution and service fee                                9,644,223
Class C distribution and service fee                                  204,683
Transfer agent fee                                                  2,798,135
Accounting and legal services fee                                     303,015
Custodian fee                                                         142,509
Trustees' fee                                                          70,058
Printing                                                               45,213
Miscellaneous                                                          44,978
Registration and filing fee                                            40,506
Legal fee                                                              22,397
Auditing fee                                                           13,804

Total expenses                                                     25,477,208

Net investment income                                               9,021,205

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments (including $76,936
  gain on sales of investments in affiliated issuers)              93,819,112
Change in net unrealized appreciation (depreciation)
  of investments                                                  422,994,254

Net realized and unrealized gain                                  516,813,366

Increase in net assets from operations                           $525,834,571

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01          4-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $28,401,223       $9,021,205

Net realized gain                              379,811,924       93,819,112
Change in net unrealized
  appreciation (depreciation)                 (204,689,820)     422,994,254

Increase in net assets
  resulting from operations                    203,523,327      525,834,571

Distributions to shareholders
From net investment income
Class A                                        (11,803,922)      (5,149,531)
Class B                                        (15,631,449)      (5,077,672)
Class C                                           (283,969)        (104,322)
From net realized gain
Class A                                        (64,165,032)     (95,853,190)
Class B                                       (178,035,033)    (223,446,572)
Class C                                         (2,837,671)      (4,575,691)
                                              (272,757,076)    (334,206,978)

From fund share transactions                  (189,914,515)      95,003,050

NET ASSETS
Beginning of period                          2,994,002,242    2,734,853,978

End of period 2                             $2,734,853,978   $3,021,484,621

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Includes undistributed net investment income of $1,958,898 and $648,578, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.99      $48.73      $50.34      $51.21      $41.44      $40.09
Net investment income 2                                   0.64        0.66        0.68        0.78        0.60        0.22
Net realized and unrealized
  gain (loss) on investments                             15.02        1.99        2.36       (5.49)       2.04        7.33
Total from
  investment operations                                  15.66        2.65        3.04       (4.71)       2.64        7.55
Less distributions
From net investment income                               (0.61)      (0.65)      (0.70)      (0.81)      (0.60)      (0.25)
From net realized gain                                   (0.31)      (0.39)      (1.47)      (4.25)      (3.39)      (4.82)
                                                         (0.92)      (1.04)      (2.17)      (5.06)      (3.99)      (5.07)
Net asset value,
  end of period                                         $48.73      $50.34      $51.21      $41.44      $40.09      $42.57
Total return 3 (%)                                       46.79        5.33        6.24       (8.62)       6.90       20.37 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,597      $1,500      $1,206        $788        $797        $945
Ratio of expenses
  to average net assets (%)                               1.30        1.24        1.27        1.37        1.28        1.30 5
Ratio of net investment income
  to average net assets (%)                               1.55        1.23        1.33        2.01        1.42        1.11 5
Portfolio turnover (%)                                       5           5           4           5          23           4

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.83      $48.48      $50.08      $50.94      $41.20      $39.84
Net investment income 2                                   0.35        0.30        0.35        0.50        0.31        0.09
Net realized and unrealized
  gain (loss) on investments                             14.95        1.97        2.36       (5.46)       2.02        7.28
Total from
  investment operations                                  15.30        2.27        2.71       (4.96)       2.33        7.37
Less distributions
From net investment income                               (0.34)      (0.28)      (0.38)      (0.53)      (0.30)      (0.11)
From net realized gain                                   (0.31)      (0.39)      (1.47)      (4.25)      (3.39)      (4.82)
                                                         (0.65)      (0.67)      (1.85)      (4.78)      (3.69)      (4.93)
Net asset value,
  end of period                                         $48.48      $50.08      $50.94      $41.20      $39.84      $42.28
Total return 3 (%)                                       45.78        4.62        5.55       (9.26)       6.15       19.98 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $4,848      $4,507      $3,639      $2,172      $1,900      $2,032
Ratio of expenses
  to average net assets (%)                               2.00        1.92        1.92        2.07        1.98        1.98 5
Ratio of net investment income
  to average net assets (%)                               0.84        0.56        0.68        1.31        0.73        0.43 5
Portfolio turnover (%)                                       5           5           4           5          23           4

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.77      $50.94      $41.20      $39.84
Net investment income 2                                   0.22        0.32        0.30        0.08
Net realized and unrealized
  gain (loss) on investments                              0.21       (5.28)       2.03        7.29
Total from
  investment operations                                   0.43       (4.96)       2.33        7.37
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)      (0.11)
From net realized gain                                      --       (4.25)      (3.39)      (4.82)
                                                         (0.26)      (4.78)      (3.69)      (4.93)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84      $42.28
Total return 3 (%)                                        0.87 4     (9.26)       6.15       19.98 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $34         $39         $45
Ratio of expenses
  to average net assets (%)                               1.97 5      2.07        1.98        2.00 5
Ratio of net investment income
  to average net assets (%)                               0.65 5      1.30        0.71        0.41 5
Portfolio turnover (%)                                       4           5          23           4

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $458,328 with regard to sales of Class A shares. Of this amount, $69,656 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $347,517 was paid as sales commissions to unrelated broker-dealers and $41,155 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $65,705 with regard to sales of Class C shares. Of this amount, $65,487 was paid as sales commissions to unrelated broker-dealers and $218 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2002, CDSCs received by JH Funds amounted to $1,429,603 for Class B shares and $18,511 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                     YEAR ENDED 10-31-01           PERIOD ENDED 4-30-02 1
                                SHARES            AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                         3,768,184      $158,548,460     2,541,081     $103,765,228
Distributions reinvested     1,649,079        63,320,380     2,214,761       84,201,633
Repurchased                 (4,573,055)     (192,000,708)   (2,435,953)     (98,124,090)
Net increase                   844,208       $29,868,132     2,319,889      $89,842,771

CLASS B SHARES
Sold                         3,288,747      $134,374,361     2,361,904      $92,354,909
Distributions reinvested     3,575,571       135,854,532     4,270,850      161,188,474
Repurchased                (11,894,998)     (495,622,984)   (6,249,711)    (251,910,255)
Net increase (decrease)     (5,030,680)    ($225,394,091)      383,043       $1,633,128

CLASS C SHARES
Sold                           453,251       $18,826,290       215,801       $8,730,453
Distributions reinvested        64,404         2,449,097        95,716        3,612,462
Repurchased                   (373,740)      (15,663,943)     (217,830)      (8,815,764)
Net increase                   143,915        $5,611,444        93,687       $3,527,151

NET INCREASE (DECREASE)     (4,042,557)    ($189,914,515)    2,796,619      $95,003,050

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $106,004,192 and $224,881,712, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $1,310,756,464. Gross unrealized appreciation and depreciation of investments aggregated $1,716,654,902 and $5,524,186, respectively, resulting in net unrealized appreciation of $1,711,130,716. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2002 is set forth below.

                                             BEGINNING      ENDING
                                                 SHARE       SHARE    REALIZED    DIVIDEND         ENDING
AFFILIATE                                       AMOUNT      AMOUNT        GAIN      INCOME          VALUE
Boston Fed Bancorp., Inc. (MA)
bought: none, sold: none                       266,700     266,700          --     $80,010     $7,560,945

Commercial Bankshares, Inc. (FL)
bought: none, sold: none                       189,052     189,052          --     485,925      5,491,961

Independent Bank Corp. (MA)
bought: none, sold: 5,000 at $128,498          750,000     745,000     $76,936     171,900     18,587,750

TriCo Bancshares (CA)
bought: none, sold: none                       332,575     332,575          --     133,030      7,645,899

Totals                                                                 $76,936    $870,865    $39,286,555



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



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This report is for the information of
the shareholders of the John Hancock
Regional Bank Fund.

010SA  4/02
       6/02






John Hancock
Small Cap
Equity
Fund

SEMI
ANNUAL
REPORT

4.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

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center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29


Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by investing
primarily in
stocks of small-
capitalization
companies.

Over the last six months

* The stock market remained volatile, despite a backdrop of improved economic growth and historically low interest rates.

* The best-performing sectors, including industrials and consumer discretionary stocks, were fueled by stronger economic growth.

* Small-cap stocks led the market, benefiting from a strong domestic focus and straightforward accounting.

[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 2.98% total return for Class A. The second bar represents the 2.64% total return for Class B. The third bar represents the 2.64% total return for Class C. The fourth bar represents the 3.28% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

4.7%   ProQuest
4.7%   Cumulus Media, Inc. (Class A)
4.5%   Covance
3.7%   Hain Celestial Group
3.5%   UNOVA
3.3%   MKS Instruments
3.1%   Pittston Brink's Group
3.1%   Three-Five Systems
3.1%   Precision Drilling
3.1%   Wind River Systems

As a percentage of net assets on April 30, 2002.



BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Equity Fund

MANAGERS'
REPORT

Alan E. Norton and Henry E. Mehlman recently assumed management of the Fund. Before joining John Hancock Funds, Mr. Norton and Mr. Mehlman worked as portfolio managers at The Colony Group, where they oversaw small-, mid- and multi-cap portfolios. Together they have more than 45 years of investment experience.

On March 1, 2002, John Hancock Small Cap Value Fund was renamed John Hancock Small Cap Equity Fund to better reflect its investment strategy.

Volatility rocked the market during the six months ended April 30, 2002. Stock prices initially made a broad rebound in the fourth quarter, as investors regained confidence that an economic recovery was near. Early in the new year, however, the market pulled back amid a confluence of worries surrounding corporate accounting practices, bankruptcies among telecommunications companies, dwindling supply in the commercial paper market and excess capacity in the technology industry. Although the economy grew at a strong 5.6% annualized pace in the first quarter, most investors fretted about whether the recovery was for real.

"Volatility rocked
 the market during
 the six months ended
 April 30, 2002."

As the market shifted course, investors focused on sustained earnings growth and strong balance sheets. Small-cap stocks fit the bill with their history of above-average earnings growth, straightforward accounting and reasonable valuations. In addition, their domestic focus made them more leveraged to the U.S. economic recovery than large-cap companies. The Russell 2000 Index, the benchmark for small-cap stocks, returned 20.03% during the six-month period, far outpacing the 2.31% return for the larger-cap Standard & Poor's 500 Stock Index.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

FUND'S PERFORMANCE DISAPPOINTS

John Hancock Small Cap Equity Fund's Class A, Class B, Class C and Class I shares returned 2.98%, 2.64%, 2.64% and 3.28%, respectively, at net asset value, for the six months ending April 30, 2002. By comparison, the average small-cap core fund returned 19.99%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

The Fund's above-average stakes in the poorly performing technology and telecommunications sectors, along with our below-average investment in finance stocks, hurt results. In addition, the Fund owned stakes in companies with high debt levels that suffered in the wake of the Enron debacle. While we eliminated some, other names were harder to sell quickly without further accelerating the stock price's decline.

"...we began taking
 steps to increase the
 Fund's diversification
 and reduce volatility."

TECHNOLOGY AND TELECOM STOCKS SINK

The Fund had about 30% of its assets in technology and almost 10% in telecom, sectors that suffered from weak capital spending. Among the hardest hit were Parametric Technology and Wind River Systems, software companies that missed earnings expectations. NTELOS, a rural telecom company with local and wireless services, was another major disappointment. It was hurt by high debt, a bungled acquisition and potential financing problems. Alpha Industries, a wireless semiconductor company, posted steep declines as handset growth slowed. In the media sector, Pegasus Communications, which provides satellite television services in rural markets, sustained severe losses related to the company's high debt load and changed business model.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Computers 17%, the second is Electronics 15%, the third Telecommunications 11%, the fourth Medical 9%, and the fifth Media 7%.]

MEDIA AND INDUSTRIALS RALLY

The Fund's strongest gains came from companies leveraged to the economic recovery. Among our biggest winners was Cumulus Media, a radio company with strong execution, new management and the prospect of improving ad revenues. XM Satellite Radio, which recently launched its satellite radio services, also did well as investors anticipated rising demand.

Industrials began to recover as the economy showed signs of improving. UNOVA, which makes industrial automation systems, saw its stock price more than double. We trimmed our stake. Pittston Brink's, best known for its security business, also rallied nicely, thanks to strong execution, restructuring and an improved balance sheet. Winners from other areas included MKS Instruments, a semiconductor capital equipment forecasting increased demand; ProQuest, a document management company with consistent earnings growth; and Precision Drilling, a Canadian land driller benefiting from rising oil prices.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is divided into two sections (from top to left): Common stocks 92% and Short-term investments & other 8%.]

INVESTMENT STRATEGY CHANGES

Toward the end of the period, we began taking steps to increase the Fund's diversification and reduce volatility. We plan to pare back the Fund's above-average stakes in technology and telecom, and increase our investments in finance, utilities and health care to correlate more closely with our benchmark.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Cumulus Media followed by an up arrow with the phrase "Expectation of improved advertising revenues." The second listing is Parametric Technology followed by a down arrow with the phrase "Missed earnings expectations due to poor execution, weak demand." The third listing is Alpharma followed by a down arrow with the phrase "Overly aggressive earnings expectations, weakness in animal health business."]

Stock selection will continue to focus on small-cap companies. Our emphasis will be on those that are leaders in their field with consistent earnings histories, strong competitive positions and strong balance sheets with little or no debt. As a result of our investment process, we typically wind up with a portfolio that is diversified across industries as well as growth rates.

"Small-cap stocks are espe-
 cially well positioned, given
 their domestic focus as the
 U.S. economy recovers."

SMALL CAPS HAVE STRONG RETURN POTENTIAL

We are optimistic about the prospects for the stock market and particularly small-cap stocks. An improving economy, low inflation and low interest rates bode well for improved corporate earnings and rising stock prices. Small-cap stocks are especially well positioned, given their domestic focus as the U.S. economy recovers. They also have strong enough balance sheets to perpetuate their organic growth (growth from within rather than through acquisitions). And they are selling at reasonable valuations. Most are underfollowed and underappreciated by Wall Street. As the economy recovers and investors become less risk averse, we expect to see more money shift into small-cap stocks in an effort to capture their strong reward potential.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

The index used for
comparison is the
Russell 2000 Index,
an unmanaged small-
cap index composed of
2,000 U.S. stocks.

It is not possible to
invest in an index.

                  Class A      Class B      Class C      Class I 1      Index
Inception date     1-3-94       1-3-94       5-1-98      8-15-01           --

Average annual returns with maximum sales charge (POP)
One year           -17.90%      -18.43%      -15.86%          --         6.68%
Five years          15.34%       15.50%          --           --         9.66%
Since inception     13.57%       13.47%        9.75%      -16.07% 2        --

Cumulative total returns with maximum sales charge (POP)
Six months          -2.15%       -2.36%        0.64%        3.28%       20.03%
One year           -17.90%      -18.43%      -15.86%          --         6.68%
Five years         104.13%      105.59%          --           --        58.58%
Since inception    188.20%      186.14%       45.04%      -16.07%          --


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $30,346 as of April 30, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $28,820 as of April 30, 2002. The third line represents the Index and is equal to $22,154 as of April 30, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     1-3-94       5-1-98      8-15-01
Without sales charge                $28,614      $14,655       $8,393
With maximum sales charge                --      $14,509           --
Index                               $22,154      $11,136      $10,640

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. Stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES            ISSUER                                                                                     VALUE
COMMON STOCKS 91.97%                                                                                  $756,499,954
(Cost $852,854,781)

Aerospace 1.20%                                                                                         $9,900,000
      1,100,000   Innovative Solutions & Support, Inc.*                                                  9,900,000

Banks -- United States 0.53%                                                                             4,372,528
         91,700   Southwest Bancorp. of Texas, Inc.*                                                     3,212,251
         30,150   Sterling Bancshares, Inc.                                                                412,452
         16,900   Westamerica Bancorp.                                                                     747,825

Broker Services 3.41%                                                                                   28,056,425
      2,000,000   Instinet Group, Inc.*                                                                 13,962,000
        182,500   Jefferies Group, Inc.                                                                  8,484,425
      1,000,000   Knight Trading Group, Inc. *                                                           5,610,000

Building 0.54%                                                                                           4,426,000
         50,000   Beazer Homes USA, Inc.*                                                                4,426,000

Business Services -- Misc. 0.15%                                                                         1,264,025
         10,150   Advisory Board Co. (The)*                                                                340,025
      1,200,000   Student Advantage Securities (R)                                                         924,000

Chemicals 0.95%                                                                                          7,792,215
        159,350   Cabot Microelectronics Corp.*                                                          7,792,215

Computers 17.27%                                                                                       142,032,220
      1,350,000   Aspen Technology, Inc.*                                                               18,292,500
        755,450   Aware, Inc. *                                                                          3,777,250
        251,250   Cognex Corp.*                                                                          6,193,312
        225,000   Hyperion Solutions Corp.*                                                              5,265,000
      1,370,800   MicroStrategy, Inc.*                                                                   2,371,484
      1,791,900   Parametric Technology Corp.*                                                           7,239,276
        940,000   ProQuest Co.*                                                                         38,258,000
        475,000   S1 Corp.*                                                                              4,260,750
      1,132,400   Student Advantage, Inc.*                                                                 871,948
      3,498,000   UNOVA, Inc. *                                                                         28,333,800
        330,000   WatchGuard Technologies, Inc.*                                                         2,121,900
      2,300,000   Wind River Systems, Inc.*                                                             25,047,000

Diversified Operations 3.08%                                                                            25,318,400
        920,000   Pittston Brink's Group                                                                25,318,400

Electronics 14.54%                                                                                     119,613,187
      1,500,000   Alpha Industries, Inc.                                                                18,375,000
        644,000   Axcelis Technologies, Inc.*                                                            9,273,600
      1,520,000   Cree, Inc.*                                                                           17,920,800
        800,000   MKS Instruments, Inc.*                                                                27,112,000
      1,800,000   Three-Five Systems, Inc.*                                                             25,200,000
      1,567,950   Vicor Corp.*                                                                          21,731,787

Finance 2.32%                                                                                           19,051,208
      1,300,000   Sovereign Bancorp, Inc.                                                               18,759,000
         14,647   Staten Island Bancorp, Inc.                                                              292,208

Food 5.50%                                                                                              45,225,998
        603,700   Galaxy Nutritional Foods, Inc.*                                                        2,927,945
        662,648   Galaxy Nutritional Foods, Inc.* (r)                                                    3,213,843
      1,677,000   Hain Celestial Group, Inc.*                                                           30,739,410
        760,000   Wild Oats Markets, Inc.*                                                               8,344,800

Insurance 0.61%                                                                                          4,972,500
         85,000   StanCorp Financial Group, Inc.                                                         4,972,500

Media 7.12%                                                                                             58,547,652
      2,040,000   Cumulus Media, Inc. (Class A)*                                                        38,209,200
      3,821,400   Pegasus Communications Corp.*                                                          7,910,299
        244,500   Radio One, Inc. (Class D)*                                                             5,232,300
        943,100   Regent Communications, Inc.*                                                           7,195,853

Medical 9.06%                                                                                           74,540,566
        750,000   Alpharma, Inc. (Class A)                                                              12,825,000
      1,825,000   Covance, Inc.*                                                                        36,627,750
         29,529   CryoLife, Inc.*                                                                          870,220
         50,000   Cyberonics, Inc.*                                                                        677,500
        600,000   Cyberonics, Inc.* (R)                                                                  8,130,000
      2,349,100   i-STAT Corp.*                                                                         15,410,096

Oil & Gas 6.84%                                                                                         56,244,300
      1,720,000   Chesapeake Energy Corp.                                                               14,706,000
        391,000   Petroleum Geo-Services ASA, American
                  Depositary Receipt (ADR)* (Norway)                                                     2,463,300
        750,000   Precision Drilling Corp.* (Canada)                                                    25,132,500
        750,000   Pride International, Inc.*                                                            13,942,500

Retail 1.42%                                                                                            11,707,500
        525,000   Pathmark Stores, Inc.*                                                                11,707,500

Schools/Education 2.93%                                                                                 24,102,554
        220,000   Corinthian Colleges, Inc.*                                                            12,955,800
        420,791   DeVry, Inc.*                                                                          11,146,754

Telecommunications 11.25%                                                                               92,554,676
      1,031,200   Alaska Communications Systems Holdings, Inc.*                                          6,599,680
      1,484,870   Arris Group, Inc.*                                                                    12,888,672
        177,420   Commonwealth Telephone Enterprises, Inc.*                                              6,715,347
         42,450   CT Communications, Inc.                                                                  612,978
      2,311,050   CTC Communications Group, Inc.*                                                        4,645,211
        500,000   EMS Technologies, Inc.* (r)                                                           11,580,000
      1,015,850   LCC International, Inc. (Class A)*                                                     2,692,003
      1,200,000   Lightbridge, Inc.*                                                                    14,172,000
      1,534,350   Nextel Partners, Inc. (Class A)*                                                       7,809,842
      1,670,650   NTELOS, Inc.*                                                                          4,677,820
        205,650   SBA Communications Corp.*                                                                594,123
      1,700,000   XM Satellite Radio Holdings, Inc. (Class A)*                                          19,567,000

Transportation 2.23%                                                                                    18,380,000
      1,350,000   RailAmerica, Inc.* (r)                                                                12,406,500
        500,000   RailAmerica, Inc.*                                                                     4,595,000
        150,000   RailAmerica, Inc.*                                                                     1,378,500

Waste Disposal Service & Equipment 1.02%                                                                 8,398,000
        680,000   Casella Waste Systems, Inc.*                                                           8,398,000

WARRANTS 0.00%                                                                                                  $0

(Cost $0)

Medical 0.00%
        350,000   i-STAT Corp.* (r)                                                                              0

                                                                    INTEREST           PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                      RATE      (000s OMITTED)             VALUE
SHORT-TERM INVESTMENTS 19.02%                                                                         $156,506,634
(Cost $156,506,634)

Joint Repurchase Agreement 8.80%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-02,
due 05-01-02 (Secured by U.S. Treasury Inflation Indexed
Notes 3.500% thru 3.875%, due 01-15-09 thru 01-15-11)                  1.88%             $72,390        72,390,000


DESCRIPTION                                                                               SHARES             VALUE
Cash Equivalents 10.22%
AIM Cash Investment Trust**                                                           84,116,634       $84,116,634

TOTAL INVESTMENTS 110.99%                                                                             $913,006,588

OTHER ASSETS AND LIABILITIES, NET (10.99%)                                                            ($90,419,894)

TOTAL NET ASSETS 100.00%                                                                              $822,586,694

 *  Non-income producing security.

**  Represents investment of security lending collateral.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                                     VALUE AS A          VALUE
                                                                                     PERCENTAGE          AS OF
                                                      ACQUISITION    ACQUISITION      OF FUND'S       APRIL 30,
ISSUER, DESCRIPTION                                          DATE           COST     NET ASSETS           2002
--------------------------------------------------------------------------------------------------------------
EMS Technologies Inc. --
  common stock                                           08-22-01     $7,000,000           1.41%   $11,580,000

Galaxy Nutritional Foods, Inc. --
  common stock                                           09-25-01      3,630,000           0.39      3,213,843
i-STAT Corp. --
  warrant                                                08-03-01             --           0.00             --
RailAmerica, Inc. --
  common stock                                           06-25-01     14,512,500           1.51     12,406,500
                                                                                          -----    -----------
Total                                                                                      3.31%   $27,200,343

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,054,000, or 1.10% of net assets, as of April 30, 2002.

    Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value
Unaffiliated issuers (cost $723,671,987)                         $745,648,084
Affiliated issuers (cost $285,689,428)                            167,358,504
Cash                                                                      891
Receivable for investments sold                                    12,643,778
Receivable for shares sold                                          1,559,802
Dividends and interest receivable                                      36,280
Other assets                                                           10,194

Total assets                                                      927,257,533

LIABILITIES
Payable for investments purchased                                  18,237,150
Payable for shares repurchased                                      1,781,421
Payable for securities on loan                                     84,116,634
Payable to affiliates                                                 466,540
Other payables and accrued expenses                                    69,094

Total liabilities                                                 104,670,839

NET ASSETS
Capital paid-in                                                   983,114,008
Accumulated net realized loss on investments                      (59,031,813)
Net unrealized depreciation of investments                        (96,354,827)
Accumulated net investment loss                                    (5,140,674)

Net assets                                                       $822,586,694

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($376,322,429 [DIV] 22,230,848 shares)                         $16.93
Class B ($324,824,917 [DIV] 19,947,594 shares)                         $16.28
Class C ($121,431,038 [DIV] 7,457,597 shares)                          $16.28
Class I ($8,310 [DIV] 489 shares)                                      $16.99

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($16.93 [DIV] 95%)                                            $17.82
Class C ($16.28 [DIV] 99%)                                             $16.44

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Securities lending income                                          $1,958,828
Dividends                                                             276,565
Interest                                                              272,327

Total investment income                                             2,507,720

EXPENSES
Investment management fee                                           3,045,884
Class A distribution and service fee                                  611,129
Class B distribution and service fee                                1,708,875
Class C distribution and service fee                                  605,246
Class A, B and C transfer agent fee                                 1,365,677
Class I transfer agent fee                                                  2
Accounting and legal services fee                                      92,116
Custodian fee                                                          71,373
Registration and filing fee                                            57,719
Trustees' fee                                                          24,305
Printing                                                               21,224
Miscellaneous                                                          19,703
Auditing fee                                                           16,343
Legal fee                                                               6,431

Total expenses                                                      7,646,028

Net investment loss                                                (5,138,308)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments (including
  $17,461,395 net realized loss on sales of
  investments in affiliated issuers)                              (48,103,220)
Change in net unrealized appreciation (depreciation)
  of investments                                                   65,211,334

Net realized and unrealized gain                                   17,108,114

Increase in net assets from operations                            $11,969,806

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01          4-30-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($9,035,758)     ($5,138,308)

Net realized gain (loss)                        12,097,979      (48,103,220)
Change in net unrealized
  appreciation (depreciation)                 (163,051,738)      65,211,334
Increase (decrease) in net assets
  resulting from operations                   (159,989,517)      11,969,806

Distributions to shareholders
From net realized gain
Class A                                        (22,774,955)      (3,674,014)
Class B                                        (21,074,593)      (3,098,005)
Class C                                         (4,195,342)      (1,055,095)
Class I 2                                               --              (83)
                                               (48,044,890)      (7,827,197)

From fund share transactions                   371,675,769       80,655,192

NET ASSETS
Beginning of period                            574,147,531      737,788,893

End of period 3                               $737,788,893     $822,586,694

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Class I shares began operations on 8-15-01.

3 Includes accumulated net investment loss of $2,366 and $5,140,674, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                             12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $10.39      $10.32      $12.27      $10.82      $17.27      $22.07      $16.59
Net investment income (loss) 3               0.14        0.06        0.02       (0.09)      (0.18)      (0.18)      (0.07)
Net realized and unrealized
  gain (loss) on investments                 1.17        2.52       (1.47)       6.67        6.35       (3.49)       0.58
Total from
  investment operations                      1.31        2.58       (1.45)       6.58        6.17       (3.67)       0.51
Less distributions
From net investment income                  (0.14)      (0.03)         --          --          --          --          --
From net realized gain                      (1.24)      (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)
                                            (1.38)      (0.63)         --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                            $10.32      $12.27      $10.82      $17.27      $22.07      $16.59      $16.93
Total return 4 (%)                          12.91 5     25.25 5    (11.82) 5,6  61.39 5     37.75      (18.02)       2.98 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $16         $21         $23         $52        $276        $353        $376
Ratio of expenses
  to average net assets (%)                  0.99        0.99        1.01 7      1.39        1.36        1.35        1.38 7
Ratio of adjusted expenses
  to average net assets 8 (%)                1.70        1.59        1.62 7      1.54          --          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                             1.31        0.47        0.25 7     (0.67)      (0.77)      (0.95)      (0.81) 7
Portfolio turnover (%)                         72         140          69         140          36          66          19

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                             12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $10.38      $10.31      $12.21      $10.71      $16.98      $21.51      $16.02
Net investment income (loss) 3               0.07       (0.03)      (0.04)      (0.18)      (0.31)      (0.31)      (0.13)
Net realized and unrealized
  gain (loss) on investments                 1.17        2.53       (1.46)       6.58        6.21       (3.37)       0.56
Total from
  investment operations                      1.24        2.50       (1.50)       6.40        5.90       (3.68)       0.43
Less distributions
From net investment income                  (0.07)         --          --          --          --          --          --
From net realized gain                      (1.24)      (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)
                                            (1.31)      (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                            $10.31      $12.21      $10.71      $16.98      $21.51      $16.02      $16.28
Total return 4 (%)                          12.14 5     24.41 5    (12.29) 5,6  60.33 5     36.73      (18.58)       2.64 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $22         $35         $31         $75        $249        $288        $325
Ratio of expenses
  to average net assets (%)                  1.69        1.69        1.71 7      2.06        2.06        2.05        2.08 7
Ratio of adjusted expenses
  to average net assets 8 (%)                2.40        2.29        2.32 7      2.21          --          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                             0.62       (0.24)      (0.45) 7    (1.34)      (1.38)      (1.65)      (1.51) 7
Portfolio turnover (%)                         72         140          69         140          36          66          19

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                             10-31-98 9  10-31-99    10-31-00    10-31-01     4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $13.39      $10.71      $16.97      $21.51      $16.02
Net investment loss 3                       (0.03)      (0.19)      (0.34)      (0.30)      (0.13)
Net realized and unrealized
  gain (loss) on investments                (2.65)       6.58        6.25       (3.38)       0.56
Total from
  investment operations                     (2.68)       6.39        5.91       (3.68)       0.43
Less distributions
From net realized gain                         --       (0.13)      (1.37)      (1.81)      (0.17)
Net asset value,
  end of period                            $10.71      $16.97      $21.51      $16.02      $16.28
Total return 4 (%)                         (20.01) 5,6  60.24 5     36.82      (18.58)       2.64 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                -- 10       $4         $49         $96        $121
Ratio of expenses
  to average net assets (%)                  1.71 7      2.09        2.07        2.05        2.08 7
Ratio of adjusted expenses
  to average net assets 8 (%)                2.32 7      2.25          --          --          --
Ratio of net investment loss
  to average net assets (%)                 (0.54) 7    (1.43)      (1.50)      (1.62)      (1.51) 7
Portfolio turnover (%)                         69         140          36          66          19

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                             10-31-01 9   4-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                      $20.44      $16.61
Net investment loss 3                          -- 11    (0.02)
Net realized and unrealized
  gain (loss) on investments                (3.83)       0.57
Total from
  investment operations                     (3.83)       0.55
Less distributions
From net realized gain                         --       (0.17)
Net asset value, end of period             $16.61      $16.99
Total return 4 (%)                         (18.74) 6     3.28 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                -- 10       -- 10
Ratio of expenses
  to average net assets (%)                  0.87 7      0.82 7
Ratio of net investment loss
  to average net assets (%)                 (0.06) 7    (0.23) 7
Portfolio turnover (%)                         66          19

 1 Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

 2 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

 3 Based on the average of the shares outstanding at the end of each month.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class C and Class I shares began operations on 5-1-98 and 8-15-01, respectively.

10 Less than $500,000.

11 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. Prior to March 1, 2002, the Fund was known as John Hancock Small Cap Value Fund. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or if the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2002, the Fund loaned securities having a market value of $82,467,288 collateralized by cash in the amount of $84,116,634. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $1,061,870 with regard to sales of Class A shares. Of this amount, $140,857 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $890,887 was paid as sales commissions to unrelated broker-dealers and $30,126 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $416,143 with regard to sales of Class C shares. Of this amount, $415,383 was paid as sales commissions to unrelated broker-dealers and $760 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2002, CDSCs received by JH Funds amounted to $486,034 for Class B shares and $40,042 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                              PERIOD ENDED 10-31-01        PERIOD ENDED 4-30-02 1
                              SHARES         AMOUNT       SHARES         AMOUNT
CLASS A SHARES
Sold                      17,209,047   $335,630,884    7,779,184   $143,693,455
Distributions reinvested     953,064     19,032,802      173,658      3,056,360
Repurchased               (9,377,823)  (180,007,726)  (7,014,107)  (128,732,129)
Net increase               8,784,288   $174,655,960      938,735    $18,017,686

CLASS B SHARES
Sold                       9,557,260   $180,752,448    4,801,702    $86,069,955
Distributions reinvested     808,251     15,687,660      137,516      2,336,393
Repurchased               (3,929,744)   (70,886,738)  (3,003,566)   (52,059,180)
Net increase               6,435,767   $125,553,370    1,935,652    $36,347,168

CLASS C SHARES
Sold                       4,491,024    $84,963,268    2,450,602    $43,652,696
Distributions reinvested     145,270      2,819,124       45,584        774,471
Repurchased                 (911,560)   (16,325,953)  (1,040,991)   (18,136,829)
Net increase               3,724,734    $71,456,439    1,455,195    $26,290,338

CLASS I SHARES 2
Sold                             489        $10,000           --             --
Net increase                     489        $10,000           --             --

NET INCREASE              18,945,278   $371,675,769    4,329,582    $80,655,192

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Class I shares began operations on 8-15-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $176,618,983 and $155,974,936, respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $1,019,890,382. Gross unrealized appreciation and depreciation of investments aggregated $145,431,757 and $252,315,551, respectively, resulting in net unrealized depreciation of $106,883,794. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliates issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2002 is set forth below.

                                                 BEGINNING     ENDING
                                                 SHARE         SHARE          REALIZED      DIVIDEND          ENDING
AFFILIATE                                        AMOUNT        AMOUNT         GAIN (LOSS)   INCOME            VALUE
CTC Communications Group, Inc.
bought: 72,500 shares at $443,235
sold: 188,950 shares at $384,726                 2,427,500     2,311,050      ($5,807,925)          --        $4,645,211

Casella Waste Systems, Inc.
bought: none
sold: 904,500 shares at $8,398,000               1,584,500       680,000 1     (2,857,316)          --                --

Concord Communications, Inc.
bought: 32,000 shares at $718,795
sold: 1,065,100 shares at $22,252,606            1,033,100            --       12,300,707           --                --

Cumulus Media, Inc. (Class A)
bought: 7,500 shares at $48,000
sold: 1,049,300 shares at $19,631,100            3,081,800     2,040,000        6,195,263           --        38,209,200

Galaxy Nutritional Foods, Inc.
bought: none
sold: none                                         603,700       603,700               --           --         2,927,945

Galaxy Nutritional Foods, Inc. (r)
bought: 140,000 shares at $630,000
sold: none                                         522,648       662,648               --           --         3,213,843

Hain Celestial Group, Inc.
bought: none
sold: 116,500 shares at $2,738,708               1,793,500     1,677,000 1        973,458           --                --

i - STAT Corp. (r)
bought: 172,600 shares at $1,039,052
sold: none                                       2,176,500     2,349,100               --           --        15,410,096

Innovative Solutions & Support, Inc.
bought: 185,300 shares at $890,810
sold: none                                         914,700     1,100,000 1             --           --                --

LCC International, Inc. (Class A)
bought: none
sold: 17,150 shares at $60,960                   1,033,000     1,015,850          (61,213)          --         2,692,003

NTELOS, Inc.
bought: none
sold: 80,050 shares at $251,818                  1,750,700     1,670,650       (2,947,911)          --         4,677,820

Pegasus Communications Corp.
bought: none
sold: 361,900 shares at $765,993                 4,183,300     3,821,400     ($13,040,712)          --         7,910,299

Pinnacle Holdings, Inc.
bought: none
sold: 2,726,000 shares at $709,298               2,726,000            --       (9,991,234)          --                --

RailAmerica, Inc. (r)
bought: 1,350,000 shares at $14,512,500
sold: none                                              --     1,350,000               --           --        12,406,500

Three-Five Systems, Inc.
bought: 502,830 shares at $6,975,711
sold: none                                       1,297,170     1,800,000               --           --        25,200,000

UNOVA, Inc.
bought: 77,100 shares at $401,589
sold: 352,000 shares at $2,427,057               3,772,900     3,498,000       (2,676,762)          --        28,333,800

Vicor Corp.
bought: none
sold: none                                       1,567,950     1,567,950               --           --        21,731,787

XM Satellite Radio Holdings, Inc. (Class A
bought: 60,000 shares at $767,100
sold: 1,081,300 shares at $14,783,165            2,721,300     1,700,000 1        452,250           --                --

Total                                                   --            --     ($17,461,395)          --      $167,358,504

  1 As of 4-30-02, no longer an affiliated issuer.

(r) Direct placement securities are restricted as to resale.



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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

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                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

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                                     Charlestown, MA 02129

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A tag line below reads "JOHN HANCOCK FUNDS."]

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Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Equity Fund.

370SA  4/02
       6/02






John Hancock
Financial
Industries
Fund


SEMI
ANNUAL
REPORT

4.30.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through April 30, 2002, with the Dow Jones Industrial Average returning -0.15% and the Standard & Poor's 500 Index returning -5.80%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 13.44% in the first four months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market, led by corporate bonds.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor. With the economy poised for growth, that could happen sooner rather than later.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in stocks
of U.S. and foreign
financial services
companies.

Over the last six months

* The stock market produced modest results amid volatility.

* Financial stocks outperformed the broad market, led by small and midsize banks.

* The Fund produced solid absolute results, but its diversification and large-cap focus held back relative performance.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2002." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 8.96% total return for Class A. The second bar represents the 8.54% total return for Class B. The third bar represents the 8.54% total return for Class C. The fourth bar represents the 9.33% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.1%   Wells Fargo
 6.1%   Fifth Third Bancorp
 5.4%   Citigroup
 5.0%   American International Group
 4.5%   Bank of America
 4.3%   Freddie Mac
 3.9%   State Street
 3.7%   Goldman Sachs
 3.6%   Marsh & McLennan
 3.2%   American Express

As a percentage of net assets on April 30, 2002.



BY JAMES K. SCHMIDT, CFA, THOMAS C. GOGGINS AND THOMAS M. FINUCANE, PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

MANAGERS'
REPORT

Financial stocks continued to outperform the broad stock market over the last six months. Banks in particular produced outstanding results. They were bolstered by falling interest rates, better-than-expected news about problem loan levels, solid earnings growth, and relief that the recession appeared to be ending, rather than deepening. Small and midsize regional banks continued to provide the best results, since they tend to be the most sensitive to interest-rate moves and have the least exposure to large, problem loans. Despite a rally, along with the stock market, in the last two months of 2001, market-sensitive financial stocks, such as brokers, trust banks, life insurance companies and asset managers, couldn't keep up with the red-hot bank sector.

"Banks in particular
 produced outstanding
 results."

The last six months were marked by volatility for stocks, however. After the market's rally late last year, investors were hit in early 2002 with news of accounting scandals and high-profile corporate bankruptcies. Despite growing signs of recovery, investors also remained skeptical about the economy's health and the prospects for improving corporate profits. In this environment, the broad market, as measured by the Standard & Poor's 500 Index, advanced only modestly, returning 2.31%.

FUND PERFORMANCE

John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of 8.96%, 8.54%, 8.54% and 9.33%, respectively, at net asset value for the six months ended April 30, 2002. That compared with the 13.97% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Jim Schmidt, Tom Goggins and Tom Finucane flush right next to first paragraph.]

While the Fund's absolute performance was strong, its relative performance lagged the Lipper group of financial services funds because many of them focus more on small stocks and value stocks, which were the best places to be in the period. Our focus is more on high-quality large-cap and growth-oriented companies. Several of these, including Fannie Mae, Freddie Mac and American International Group (AIG), were penalized during the period for their derivative exposure and for having complex financial statements or questions of disclosure -- all red flags in the wake of the Enron collapse. Since the Fund had sizable stakes in all three, they hurt our relative performance. Being diversified also held us back, since we were invested in other financial services sectors that were not as strong as the banks.

"...the consumer finance
 group rallied sharply..."

BANK RALLY CONTINUES

Nonetheless, the Fund's 47% stake in banks served us well, given their outstanding performance in the period, as interest rates remained at historic low levels, problem loans came in below expectations and bank earnings showed positive growth, compared with many sectors of the market where earnings have fallen off a cliff. Top contributors included Wells Fargo, Fifth Third Bancorp, Bank of America and BB&T Corp. However, our bank holdings were tilted more toward the large, market-sensitive banks, which did not do as well as the smaller regional banks and more interest-sensitive savings and loans.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Superregional 23%, the second is Insurance-Property & casualty 12%, the third Finance-Services misc. 11%, the fourth Banks-Money center 8%, and the fifth Mortgage & RE services 8%.]

P&C'S ADVANCE; FOREIGN HOLDINGS CUT

With the exception of AIG, the property and casualty insurers -- which are the Fund's main focus within the insurance sector -- continued to benefit from a strong pricing cycle. During the period we shifted our emphasis away from reinsurers, such as Swiss Re and Munich Re, because of financial disclosure questions, and invested in primary carriers such as St. Paul, XL Capital and Renaissance Re Holdings.

In addition to weak financial disclosure, economic concerns caused us to eliminate our stake in foreign financial stocks. We believe the growth prospects are currently better in the United States.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-02." The chart is in one section (from top to left): Common stocks 100%.]

FINANCE COMPANIES REBOUND

Consumer finance and credit card companies were volatile at the beginning of the period, as the weak economy prompted fears that consumers would become overextended in their borrowing. But the consumer remained buoyant and kept on spending and the economy began its turnaround. As a result, the consumer finance group rallied sharply, including Fund holdings American Express, MBNA and Household
International, which were some of our biggest contributors to performance.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Fifth Third Bancorp followed by an up arrow with the phrase "Well-managed bank with solid credit and revenue fundamentals." The second listing is AIG followed by a down arrow with the phrase "Hit by fears about large, complex companies." The third listing is Berkshire Hathaway followed by a sideways arrow with the phrase "Strength of investment portfolio offset by 9-11 payouts."]

Brokerage stocks turned in mixed results with the market's volatility, the nonexistent market for IPOs and the low level of trading and merger activity. That hurt Morgan Stanley Dean Witter, which we sold, and Charles Schwab. But our biggest brokerage stocks, Legg Mason and Goldman Sachs, both performed well. Legg Mason benefited from its large asset management operation and Goldman Sachs was helped by its institutional, rather than retail, focus.

"...despite their strong
 performance, financial
 stocks remain relatively
 inexpensive..."

A LOOK AHEAD

We remain optimistic about the prospects for financial stocks going forward. With the economy in a recovery mode, we expect that the stock market will rebound from its depths of the last two years. When that happens, IPO and merger activity will pick up from its current snail's pace, benefiting investment banking firms in particular and financial stocks in general. Although we expect interest rates to increase, we do not believe the Federal Reserve will act aggressively, since the economy is not in danger of overheating any time soon. Finally, despite their strong performance, financial stocks remain relatively inexpensive as measured by price/earnings ratios, because most financial stocks have avoided the earnings debacles of other sectors of the S&P 500. We believe the portfolio is well positioned for an economic recovery, with sizable weightings in market-sensitive areas and an emphasis on the top-quality companies that are proven long-term winners.


This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard &
Poor's Financial Index,
Index 2, a capitaliza
tion-weighted index
designed to measure
the financial sector of
the S&P 500.

It is not possible to
invest in an index.

                    Class A      Class B      Class C     Class I 1   Index 1
Inception date      3-14-96      1-14-97       3-1-99      3-1-01          --

Average annual returns with maximum sales charge (POP)
One year            -13.93%      -14.48%      -11.84%      -8.97%      -12.62%
Five years            7.53%        7.57%          --          --         7.56%
Since inception      12.20%        6.99%        1.16%      -7.67%          --

Cumulative total returns with maximum sales charge (POP)
Six months            3.51%        3.54%        6.48%       9.33%        2.31%
One year            -13.93%      -14.48%      -11.84%      -8.97%      -12.62%
Five years           43.73%       44.04%          --          --        43.93%
Since inception     102.45%       43.00%        3.72%      -8.87%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $24,971 as of April 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $21,317 as of April 30, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $20,245 as of April 30, 2002. The fourth line represents Index 1 and is equal to $18,450 as of April 30, 2002.

                                    Class B      Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Without sales charge                $14,400      $10,479       $9,113
With maximum sales charge           $14,300      $10,374           --
Index 1                             $15,661       $9,047       $8,821
Index 2                             $19,807      $11,595       $9,840

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2002
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES      ISSUER                                                                                              VALUE
COMMON STOCKS 98.99%                                                                                   $1,940,290,729
(Cost $1,652,094,069)

Banks -- Midwest 6.95%                                                                                   $136,266,677
  500,000   Charter One Financial, Inc.                                                                    17,690,000
1,728,775   Fifth Third Bancorp                                                                           118,576,677

Banks -- Money Center 8.32%                                                                               163,027,198
  924,000   Bank of New York Co., Inc. (The)                                                               33,809,160
2,457,345   Citigroup, Inc.                                                                               106,403,038
  650,000   J.P. Morgan Chase & Co.                                                                        22,815,000

Banks -- Northeast 3.94%                                                                                   77,227,210
1,511,000   State Street Corp.                                                                             77,227,210

Banks -- Southeast 4.89%                                                                                   95,929,712
1,531,400   BB&T Corp.                                                                                     58,315,712
  200,000   National Commerce Financial Corp.                                                               5,598,000
1,200,000   SouthTrust Corp.                                                                               32,016,000

Banks -- Superregional 22.64%                                                                             443,666,886
1,211,600   Bank of America Corp.                                                                          87,816,768
1,267,999   FleetBoston Financial Corp.                                                                    44,760,365
1,620,281   Mellon Financial Corp.                                                                         61,181,811
  362,600   Northern Trust Corp.                                                                           19,261,312
  641,000   SunTrust Banks, Inc.                                                                           43,575,180
1,000,000   U.S. Bancorp                                                                                   23,700,000
1,155,000   Wachovia Corp.                                                                                 43,936,200
2,335,000   Wells Fargo & Co.                                                                             119,435,250

Broker Services 6.82%                                                                                     133,686,759
  147,900   A.G. Edwards, Inc.                                                                              6,052,068
  912,000   Goldman Sachs Group, Inc.                                                                      71,820,000
  735,000   Lehman Brothers Holdings, Inc.                                                                 43,365,000
1,093,037   Schwab (Charles) Corp. (The)                                                                   12,449,691

Computer -- Services 1.81%                                                                                 35,453,100
  350,000   BISYS Group, Inc. (The)*                                                                       11,970,000
  150,000   First Data Corp.                                                                               11,923,500
  260,000   Fiserv, Inc.*                                                                                  11,559,600

Finance -- Consumer Loans 8.06%                                                                           157,960,751
1,511,320   American Express Co.                                                                           61,979,233
  918,000   Household International, Inc.                                                                  53,510,220
1,198,062   MBNA Corp.                                                                                     42,471,298

Finance -- Investment Management 3.37%                                                                     66,125,872
  150,000   Affiliated Managers Group, Inc.*                                                                9,540,000
  225,000   BlackRock, Inc.                                                                                10,350,000
  920,300   Legg Mason, Inc.                                                                               46,235,872

Finance -- Savings & Loan 2.06%                                                                            40,350,100
  590,000   Golden West Financial Corp.                                                                    40,350,100

Insurance -- Brokers 3.55%                                                                                 69,613,796
  688,700   Marsh & McLennan Cos., Inc.                                                                    69,613,796

Insurance -- Life 2.69%                                                                                    52,783,525
  400,000   Principal Financial Group, Inc. (The)*                                                         11,120,000
  300,000   StanCorp Financial Group, Inc.                                                                 17,550,000
1,100,000   Sun Life Financial Services (Canada)                                                           24,113,525

Insurance -- Multiline 4.02%                                                                               78,616,527
  340,000   Allmerica Financial Corp.                                                                      16,969,400
  300,000   Hartford Financial Services Group, Inc. (The)                                                  20,790,000
  620,000   Prudential Financial, Inc.*                                                                    19,902,000
1,615,000   Riunione Adriatica di Sicurta SpA (Italy)                                                      20,955,127

Insurance -- Property & Casualty 11.66%                                                                   228,582,344
  435,000   Ace, Ltd.                                                                                      18,931,200
1,404,768   American International Group, Inc.                                                             97,097,564
  150,000   Everest Re Group, Ltd. (Barbados)                                                              10,185,000
  244,200   Renaissance Re Holdings Ltd. (Bermuda)                                                         28,620,240
  657,500   St. Paul Cos., Inc. (The)                                                                      32,750,075
   59,300   Transatlantic Holdings, Inc.                                                                    5,002,548
  794,350   Travelers Property Casualty Corp. (Class A)*                                                   14,766,967
  225,000   XL Capital Ltd. (Class A) (Bermuda)                                                            21,228,750

Mortgage & Real Estate Services 8.21%                                                                     161,000,272
  406,000   Countrywide Credit Industries, Inc.                                                            18,964,260
  727,325   Fannie Mae                                                                                     57,407,762
1,295,000   Freddie Mac                                                                                    84,628,250

                                                                                          NUMBER OF
                                                                                          SHARES

SHORT-TERM INVESTMENTS 1.74%                                                                              $34,205,244
(Cost $34,205,244)

Cash Equivalents 1.74%
AIM Cash Investment Trust**                                                               34,205,244       34,205,244

TOTAL INVESTMENTS 100.73%                                                                              $1,974,495,973

OTHER ASSETS AND LIABILITIES, NET (0.73%)                                                                ($14,374,043)

TOTAL NET ASSETS 100.00%                                                                               $1,960,121,930


 * Non-income producing security.

** Represents investment of security lending collateral.
   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

April 30, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                     VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                      OF NET ASSETS
Barbados                                              0.52%
Bermuda                                               2.54
Canada                                                1.23
Italy                                                 1.07
United States                                        95.37

Total investments                                   100.73%

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2002
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $1,686,299,313)                     $1,974,495,973
Receivable for investments sold                                    48,281,746
Receivable for shares sold                                            187,088
Dividends receivable                                                1,895,817
Other assets                                                           79,715

Total assets                                                    2,024,940,339

LIABILITIES
Due to custodian                                                    4,834,423
Payable for investments purchased                                  20,675,163
Payable for shares repurchased                                      2,651,463
Payable for securities on loan                                     34,205,244
Payable to affiliates                                               2,207,984
Other payables and accrued expenses                                   244,132

Total liabilities                                                  64,818,409

NET ASSETS
Capital paid-in                                                 1,685,696,606
Distributions in excess of net realized gain on
  investments and foreign currency transactions                    (7,813,912)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies     288,196,849
Accumulated net investment loss                                    (5,957,613)

Net assets                                                     $1,960,121,930

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($471,872,519 [DIV] 28,779,908 shares)                         $16.40
Class B ($1,430,191,371 [DIV] 89,367,323 shares)                       $16.00
Class C ($56,849,422 [DIV] 3,554,287 shares)                           $15.99
Class I ($1,208,618 [DIV] 73,265 shares)                               $16.50

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($16.40 [DIV] 95%)                                           $17.26
Class C ($15.99 [DIV] 99%)                                             $16.15

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2002
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $31,564)           $14,641,791
Interest (including securities lending income of $4,932)              159,677

Total investment income                                            14,801,468

EXPENSES
Investment management fee                                           7,736,369
Class A distribution and service fee                                  727,974
Class B distribution and service fee                                7,426,868
Class C distribution and service fee                                  290,786
Class A, B and C transfer agent fee                                 3,965,731
Class I transfer agent fee                                                281
Accounting and legal services fee                                     214,873
Custodian fee                                                         184,889
Trustees' fee                                                          61,013
Registration and filing fee                                            48,574
Printing                                                               45,792
Miscellaneous                                                          45,259
Legal fee                                                              17,896
Auditing fee                                                           11,222
Interest expense                                                          425

Total expenses                                                     20,777,952

Net investment loss                                                (5,976,484)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                         7,129,704
Foreign currency transactions                                        (628,807)
Change in net unrealized appreciation (depreciation) of
Investments                                                       168,547,881
Translation of assets and liabilities in foreign currencies            37,175

Net realized and unrealized gain                                  175,085,953

Increase in net assets from operations                           $169,109,469

1 Semiannual period from 11-1-01 through 4-30-02.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  10-31-01          4-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($8,715,577)     ($5,976,484)

Net realized gain                              187,613,222        6,500,897
Change in net unrealized
  appreciation (depreciation)                 (852,836,046)     168,585,056

Increase (decrease) in net assets
  resulting from operations                   (673,938,401)     169,109,469

Distributions to shareholders
From net realized gain
Class A                                                 --      (10,796,154)
Class B                                                 --      (33,903,286)
Class C                                                 --       (1,285,820)
Class I 2                                               --          (21,082)
                                                        --      (46,006,342)

From fund share transactions                  (270,979,750)    (124,681,146)

NET ASSETS
Beginning of period                          2,906,618,100    1,961,699,949

End of period 3                             $1,961,699,949   $1,960,121,930

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Class I began operations on 3-1-01.

3 Includes undistributed net investment income of $18,871 and accumulated net investment loss of $5,957,613, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.03      $14.26      $14.80      $15.92      $20.15      $15.38
Net investment income 2                                   0.14        0.15        0.10        0.03        0.03          -
Net realized and unrealized
  gain (loss) on investments                              3.77        0.52        1.18        4.20       (4.80)       1.38
Total from investment
  operations                                              3.91        0.67        1.28        4.23       (4.77)       1.38
Less distributions
From net investment income                               (0.03)      (0.11)      (0.14)         --          --          -
In excess of net investment income                          --          --       (0.02)         --          --          -
From net realized gain                                   (0.65)      (0.02)         --          --          --       (0.36)
                                                         (0.68)      (0.13)      (0.16)         --          --       (0.36)
Net asset value,
  end of period                                         $14.26      $14.80      $15.92      $20.15      $15.38      $16.40
Total return 3 (%)                                       37.19 4      4.66        8.69       26.57      (23.67)       8.96 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $417        $862        $659        $701        $468        $472
Ratio of expenses
  to average net assets (%)                               1.20        1.37        1.39        1.40        1.37        1.52 6
Ratio of adjusted expenses
  to average net assets 7 (%)                             1.47          --          --          --          --          -
Ratio of net investment
  income (loss) to average
  net assets (%)                                          1.10        0.92        0.62        0.21        0.16       (0.06) 6
Portfolio turnover (%)                                       6          30          40          48         135          78

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-97 8  10-31-98    10-31-99    10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.43      $14.18      $14.70      $15.81      $19.88      $15.07
Net investment
  income (loss) 2                                         0.04        0.03       (0.01)      (0.07)      (0.09)      (0.06)
Net realized and unrealized
  gain (loss) on investments                              2.71        0.54        1.17        4.14       (4.72)       1.35
Total from investment
  operations                                              2.75        0.57        1.16        4.07       (4.81)       1.29
Less distributions
From net investment income                                  --       (0.03)      (0.04)         --          --          -
In excess of net investment income                          --          --       (0.01)         --          --          -
From net realized gain                                      --       (0.02)         --          --          --       (0.36)
                                                            --       (0.05)      (0.05)         --          --       (0.36)
Net asset value,
  end of period                                         $14.18      $14.70      $15.81      $19.88      $15.07      $16.00
Total return 3 (%)                                       24.06 4,5    3.95        7.93       25.74      (24.20)       8.54 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,309      $2,603      $2,163      $2,148      $1,438      $1,430
Ratio of expenses
  to average net assets (%)                               1.90 6      2.07        2.07        2.05        2.03        2.22 6
Ratio of adjusted expenses
  to average net assets 7 (%)                             2.17 6        --          --          --          --          -
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.40 6      0.22       (0.07)      (0.44)      (0.50)      (0.76) 6
Portfolio turnover (%)                                       6          30          40          48         135          78

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 8  10-31-00    10-31-01     4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.60      $15.81      $19.87      $15.06
Net investment loss 2                                       -- 9     (0.10)      (0.09)      (0.06)
Net realized and unrealized
  gain (loss) on investments                              0.21        4.16       (4.72)       1.35
Total from investment operations                          0.21        4.06       (4.81)       1.29
Less distributions
From net realized gain                                      --          --          --       (0.36)
Net asset value,
  end of period                                         $15.81      $19.87      $15.06      $15.99
Total return 3 (%)                                        1.35 5     25.68      (24.21)       8.54 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5         $58         $54         $57
Ratio of expenses to
  average net assets (%)                                  2.06 6      2.10        2.07        2.22 6
Ratio of net investment
  loss to average net assets (%)                         (0.14) 6    (0.57)      (0.52)      (0.76) 6
Portfolio turnover (%)                                      40          48         135          78

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 8   4-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $18.50      $15.42
Net investment income 2                                   0.09        0.05
Net realized and unrealized
  gain (loss) on investments                             (3.17)       1.39
Total from investment
  operations                                             (3.08)       1.44
Less distributions
From net realized gain                                      --       (0.36)
Net asset value,
  end of period                                         $15.42      $16.50
Total return 3 (%)                                      (16.65) 5     9.33 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1
Ratio of expenses
  to average net assets (%)                               0.88 6      0.87 6
Ratio of net investment income
  to average net assets (%)                               0.73 6      0.58 6
Portfolio turnover (%)                                     135          78

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Class B, Class C and Class I shares began operations on 1-14-97,
  3-1-99 and 3-1-01, respectively.

9 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $2,744,500, and the weighted average interest rate was 2.82%. Interest expense includes $425 paid under the line of credit. There was no outstanding borrowing under the line of credit on April 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2002, the Fund loaned securities having a market value of $33,434,553 collateralized by cash in the amount of $34,205,244. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on April 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $278,585 with regard to sales of Class A shares. Of this amount, $40,447 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $184,924 was paid as sales commissions to unrelated broker-dealers and $53,214 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2002, JH Funds received net up-front sales charges of $38,007 with regard to sales of Class C shares. Of this amount, $37,368 was paid as sales commissions to unrelated broker-dealers and $639 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended April 30, 2002, CDSCs received by JH Funds amounted to $2,337,506 for Class B shares and $7,169 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares the Fund pays a monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund common share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 PERIOD ENDED 10-31-01             PERIOD ENDED 4-30-02 1
                              SHARES            AMOUNT          SHARES           AMOUNT
CLASS A SHARES
Sold                       5,369,037      $101,519,701       1,613,389      $26,540,931
Distributions reinvested          --                --         613,119       10,036,760
Repurchased               (9,680,464)     (175,991,880)     (3,897,645)     (63,696,831)
Net decrease              (4,311,427)     ($74,472,179)     (1,671,137)    ($27,119,140)

CLASS B SHARES
Sold                       8,330,200      $155,288,965       2,182,751      $35,013,268
Distributions reinvested          --                --       1,899,774       30,453,370
Repurchased              (20,903,676)     (366,617,340)    (10,156,859)    (162,427,365)
Net decrease             (12,573,476)    ($211,328,375)     (6,074,334)    ($96,960,727)

CLASS C SHARES
Sold                       1,730,489       $32,218,804         385,477       $6,170,576
Distributions reinvested          --                --          73,030        1,169,210
Repurchased               (1,061,572)      (18,429,533)       (514,094)      (8,217,709)
Net increase (decrease)      668,917       $13,789,271         (55,587)       ($877,923)

CLASS I SHARES 2
Sold                          87,826        $1,579,664          35,118         $581,330
Distributions reinvested          --                --           1,284           21,082
Repurchased                  (31,063)         (548,131)        (19,900)        (325,768)
Net increase                  56,763        $1,031,533          16,502         $276,644

NET DECREASE             (16,159,223)    ($270,979,750)     (7,784,556)   ($124,681,146)

1 Semiannual period from 11-1-01 through 4-30-02. Unaudited.

2 Class I shares began operations on 3-1-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2002, aggregated $845,364,198 and $1,187,736,913 respectively.

The cost of investments owned at April 30, 2002, including short-term investments, for federal income tax purposes was $1,700,614,049. Gross unrealized appreciation and depreciation of investments aggregated $311,978,796 and $38,096,872, respectively, resulting in net unrealized appreciation of $273,881,924. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.

700SA  4/02
       6/02